Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of transactions with related party
Years ended December 31:	2017	2016	2015
Sales of goods	$—	$—	$3,349

Schedule of key management personnel
Years ended December 31:	2017	2016	2015
Short-term employee benefits	$1,777	$2,296	$2,719
Directors’ fees	576	634	479
Share-based compensation	713	—	—
Total	$3,066	$2,930	$3,198